Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,809,082)	$ (1,017,652)	$ (2,462,117)	$ (5,550,054)
Gain on forgiveness of debt			(651,758)
Common stock issued for services	5,883,875	723,334	2,792,668	5,000,000
Preferred stock issued for services				150,000
Bad debt expense	670,000
Changes in operating assets and liabilities:
Accounts receivable	(134,376)
Prepaid expenses
Accounts payable and accrued expenses	323,561	119,447	155,683	304,380
Bank overdraft
Due to related parties	37,500	126,000	115,999	60,844
Net Cash Used by Operating Activities	(28,522)	(48,871)	(49,525)	(34,830)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for loans receivable		(183,500)	(183,500)
Net Cash Used by Investing Activities		(183,500)	(183,500)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	100,000	220,000	220,000	27,000
Payment on notes payable		(15,000)	(15,000)
Proceeds from notes payable - related parties		28,500	28,500	7,400
Payment on notes payable - related parties	(45,500)
Net Cash Provided by Financing Activities	54,500	233,500	233,500	34,400
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	25,978	1,129	475	(430)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	564	89	89	519
CASH AND CASH EQUIVALENTS, END OF PERIOD	26,542	1,218	564	89
SUPPLEMENTAL CASH FLOW INFORMATION
Interest			303	74
Income taxes
Non-cash activity:
Common stock issued for services	5,883,875	723,334	2,792,668	5,000,000
Preferred stock issued for services				150,000
Common stock issued for conversion of debt			$ 1,782,334